Composition and Change	12 Months Ended
Dec. 31, 2020
Composition And Change
Composition and Change

28. Composition and change

The cash flow statement is presented in accordance IAS 7. The net loss for the year is adjusted for effects of non-cash transactions, deferrals or accruals of past or future operational deposits or disbursements, and income and expense items attributable to investment or financing activities.

In the consolidated cash flow statement, cash and cash equivalents include cash in hand, checks, bank deposits and money deposits with a maturity of up to three months. Current account liabilities are incorporated into the cash fund where applicable.

Interest paid out amounted to EUR 782 thousand (2019: EUR 664 thousand; 2018: EUR 536 thousand). Taxes paid amounted to EUR 57 thousand (2019: EUR 36 thousand, 2018: EUR 9 thousand). Interest received amounted to EUR 26 thousand (2019: EUR 127 thousand; 2018: EUR 24 thousand).

The changes are comprised as follows:

	Changes in financial liabilities
in EUR thousands	January 1, 2020	Cash effective	Addition/ retirement	Fair value change	December 31, 2020
Convertible bond 2017/2022	1,977	-	26	-	2,003
EIB loan 2017	11,845	-	879	(240)	12,484
EIB loan 2019	5,301	-	338	(48)	5,591
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	61	(122)	122	-	61
Interest EIB loan 2017	84	(456)	365	-	(8)
Interest EIB loan 2019	29	(184)	183	-	28
Leasing liabilities	4,025	(1,363)	1,053	-	3,715
Total financial liabilities	23,322	(2,125)	2,965	(288)	23,874

The mandatory convertible bond 2020/2021 issued and converted in 2020 resulted in cash interest expenses of EUR 20 thousand.

	Changes in financial liabilities
in EUR thousands	January 1, 2019	Cash effective	Addition/ retirement	Fair value change	December 31, 2019
Convertible bond 2017/2022	2,495	-	-518	-	1,977
EIB loan 2017	10,967	-	810	68	11,845
EIB loan 2019	-	5,000	287	14	5,301
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	78	(153)	136	-	61
Interest EIB loan 2017	87	(372)	369	-	84
Interest EIB loan 2019	-	(139)	168	-	29
Leasing liabilities	2,303	(1,183)	2,905	-	4,025
Total financial liabilities	15,930	3,153	4,157	82	23,322

	Changes in financial liabilities
in EUR thousands	January 1, 2018	Cash effective	Addition/ retirement	Fair value change	December 31, 2018
Convertible bond 2016/2021	79	(50)	(29)	-	-
Convertible bond 2017/2022	2,530	-	(35)	-	2,495
EIB loan	9,746	-	693	528	10,967
Non-current financial liabilities	12,355	(50)	629	528	13,462

Interest: Convertible Bond 2016/2021, Warrant Bond 2009/17, Convertible Bond 2016/21	5	(6)	1	-	-
Interest: Convertible Bond 2017/2022, Convertible Bond 2017/22	80	(158)	156	-	78
Interest: EIB loan	86	(371)	373	-	87
Current financial liabilities	170	(535)	530	-	165
Total financial liabilities	12,525	(585)	1,159	528	13,627

Other explanatory notes